Summarised financial information - additional information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jul. 01, 2022	Jun. 30, 2022	Jul. 17, 2019
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes	$ 6,680,000		$ 7,700,000	$ 6,680,000		$ 6,680,000
Outstanding long-term debt	10.00%
Lorillard Inc
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes	$ 22,120	$ 22,120	$ 22,120
Registered BATCAP bonds in connection with the acquisition of RAI | Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Bonds Issued, registered portion	$ 8,750,000
Registered BATCAP bonds in connection with shelf registration
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes					$ 6,300,000		$ 11,120,000
Registered BATIF bonds in connection with shelf registration
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes					$ 1,000,000		$ 2,500,000